Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details) (FaceBank Group, Inc Pre-Merger) (10-K) (Parenthetical) - FaceBank Group, Inc Pre-Merger [Member] - Series X Convertible Preferred Stock [Member] - $ / shares
		12 Months Ended
	Aug. 08, 2018	Dec. 31, 2018
Number of shares issued for acquisitions, shares		15,000,000
Evolution AI Corporation [Member]
Number of shares issued for acquisitions, shares	1,000,000
Evolution AI Corporation [Member]
Shares issued price per share	$ 211.50